Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Lease Cost [Abstract]
Amortization of right-of-use assets	$ 37
Interest on lease liabilities	2
Operating lease cost:
Fixed rent expense	415	178
Variable lease cost	70
Short-term lease cost
Net lease cost	524	178
Lease cost - Cost of sales
Lease cost - General & administrative expenses	524	178
Net lease cost	524	178
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	415	178
Financing cash flows from finance leases	39
Non-cash investing and financing activities:
Net lease cost	524	178
Additions to ROU assets obtained from:
New operating lease liabilities		70
New finance lease liabilities	$ 39